NATIXIS FUNDS TRUST I

May 3, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus for Class ABC and Y shares of the Absolute Asia Dynamic Equity Fund, CGM Advisor Targeted Equity Fund, Hansberger International Fund, Natixis Diversified Income Fund, Natixis Oakmark Global Fund, Natixis Oakmark International Fund, Natixis U.S. Multi-Cap Equity Fund and Vaughan Nelson Small Cap Value Fund, each a series of Natixis Funds Trust I and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 96 that was filed electronically on April 27, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary